Other Financial Liabilities - Additional Information (Detail) - CLP ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Liabilities [Line Items]
Secured liabilities	$ 0	$ 0
Undrawn line of credits	199,271,103,000	342,827,047,000
Cash Flow Hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Borrowings	440,823,086,000	480,061,539,000
Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Fair value of current and non-current unsecured liabilities	$ 947,565,989,000	$ 998,383,047,000